Sales revenues	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Sales revenues
27. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31,
	2020	2021
Sales of products
Automotive
Vehicles	22,647,701	20,509,606
Parts and components for production	1,197,089	1,287,053
Parts and components for after service	2,170,448	2,049,187
Other	755,141	752,000

Total automotive	26,770,379	24,597,846
All other	923,314	479,553

Total sales of products	27,693,693	25,077,398
Financial services	2,172,854	2,137,195

Total sales revenues	29,866,547	27,214,594

The majority of sales of products are revenues recognized from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenues are recognized as “Trade accounts and other receivables”.
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Finance leases
Financial income related to net lease investment	98,865	106,724
Operating leases	1,051,822	1,017,707

Total	1,150,688	1,124,431

Financial service revenues other than income from leases mainly consist of interest income using the effective interest method. The amount of interest income using the effective interest method is not significant.
For the years

ended March 31, 2020 and 2021, ¥127,113 million and ¥125,748 million of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Contract liabilities	695,235	700,229	854,679

Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the year ended March 31, 2020 and 2021, the amounts transferred from contract liabilities at the beginning of the fiscal year to operating income were
¥
372,786 million and
¥
370,278 million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were
¥
553,218 million, ¥587,547 million and ¥618,668 million as of April 1, 2019, March 31, 2020 and 2021, respectively. The main contents of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 3 to 120 months. As of April 1, 2019, the unsatisfied performance obligations related to insurance revenues were
¥
212,384 million, and Toyota
expected
 to recognize as revenue
¥
63,611 million in fiscal 2020, and
¥
148,773 million thereafter. As of March 31, 2020, the unsatisfied performance obligations related to insurance revenues were
 ¥223,754 million, and Toyota
expected
to recognize as revenue ¥65,262 million in fiscal 2021, and ¥158,493 million thereafter. As of March 31, 2021, the unsatisfied performance obligations related to insurance revenues were
 ¥237,805 million, and Toyota
expects
 to recognize as revenue ¥67,537 million in fiscal 2022, and ¥170,268 million thereafter.
For maintenance revenues, Toyota receives payment
s
agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.